BOGLE INVESTMENT MANAGEMENT

                              SMALL CAP GROWTH FUND


                  (INVESTMENT PORTFOLIO OF THE RBB FUND, INC.)

                     INSTITUTIONAL CLASS AND INVESTOR CLASS

                       Supplement dated February 22, 2006
                      To Prospectus dated December 31, 2005

THIS SUPPLEMENT CONTAINS NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

THE EFFECTIVE DATE OF THESE CHANGES IS FEBRUARY 27, 2006.

THE FIRST SENTENCE IN THE FIRST PARAGRAPH UNDER THE CAPTION "MANAGEMENT OF THE FUND - INVESTMENT ADVISER" ON PAGE 9 OF THE PROSPECTUS IS BEING DELETED AND REPLACED WITH THE FOLLOWING:

         The Adviser's principal address is 2310 Washington Street, Suite 310, Newton Lower Falls, Massachusetts 02462.

The section under the caption "Other Service Providers - Investment Adviser" on page 10 of the Prospectus is being deleted and replaced with the following:

         Bogle Investment Management, L.P.
         2310 Washington Street
         Suite 310
         Newton Lower Falls, MA 02462.

         Manages the Fund's investment activities and provides various services to the beneficial owners of the Fund.





               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.